Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		39 Months Ended	42 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Sep. 30, 2013
Operating expenses
Consulting fees	$ 81,274	$ 117,641	$ (56,000)	$ 647,925	$ 160,500	$ 900,504	$ 981,778
Compensation and benefits	358,453	200,567	150,813	4,485,064	0	4,635,877	4,994,330
Research and development	0	0	0	3,494	0	3,494	3,494
Insurance	44,813	4,241	7,684	101,276	9,910	118,870	163,683
Meals and entertainment	12,027	1,642	2,302	17,670	9,810	29,782	41,809
Professional fees	165,649	154,408	28,657	620,162	96,954	802,943	968,592
Rent	12,862	15,792	25,451	73,256	29,745	131,952	144,814
Travel	5,456	43,580	63,224	90,048	63,979	239,133	244,589
Amortization	886	0	0	295	0	295	1,181
General and administrative	19,483	5,011	5,770	67,691	22,078	103,286	122,769
Total operating expenses	700,903	542,882	227,901	6,106,881	392,976	6,966,136	7,667,039
Loss from operations	(700,903)	(542,882)	(227,901)	(6,106,881)	(392,976)	(6,966,136)	(7,667,039)
Other income (expense)
Interest income	3,454	16,930	24,436	106,044	7,111	137,591	141,045
Interest expense	(164,817)	(104,898)	(194,744)	(568,859)	(204,350)	(1,030,164)	(1,194,981)
Derivative income (expense)	42,735	0	0	(157,761)	0	(157,761)	(115,026)
Total other income (expense)	(118,628)	(87,968)	(170,308)	(620,576)	(197,239)	(1,050,334)	(1,168,962)
Net loss	$ (819,531)	$ (630,850)	$ (398,209)	$ (6,727,457)	$ (590,215)	$ (8,016,470)	$ (8,836,001)
Net loss per common share - basic	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.18)	$ (0.02)		$ (0.24)
Net loss per common share - diluted	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.18)	$ (0.02)		$ (0.24)
Weighted average number of common shares outstanding - basic	40,000,000	35,284,000	35,284,000	37,227,407	35,284,000		36,161,902
Weighted average number of common shares outstanding - diluted	40,000,000	35,284,000	35,284,000	37,227,407	35,284,000		36,161,902